SCHEDULE OF FUTURE TAXABLE INCOME IN TAX JURISDICTION RAGE FROM FOUR TO TEN YEARS (Details) ¥ in Thousands	Mar. 31, 2025 JPY (¥)
Tax Credit Carryforward [Line Items]
Total	¥ 561,277
After Four Years Through Five Years [Member]
Tax Credit Carryforward [Line Items]
Total	80,779
After Five Years Through Six Years [Member]
Tax Credit Carryforward [Line Items]
Total	180,655
After Six Years Through Seven Years [Member]
Tax Credit Carryforward [Line Items]
Total	123,398
After Seven Years Through Eight Years [Member]
Tax Credit Carryforward [Line Items]
Total	84,451
After Eight Years Through Nine Years [Member]
Tax Credit Carryforward [Line Items]
Total	15,616
After Nine Years Through Ten Years [Member]
Tax Credit Carryforward [Line Items]
Total	¥ 76,378